Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALAMOS INVESTMENT TRUST/IL
Prospectus Date	rr_ProspectusDate	Feb. 28, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

CALAMOS® FAMILY OF FUNDS

Supplement dated April 1, 2020 to the

CALAMOS® FAMILY OF FUNDS Prospectus and the Statement of Additional Information, each dated February 28, 2020

Effective March 31, 2020, the Calamos International Growth Fund’s secondary benchmark index will change from the MSCI ACWI ex-US Growth (USD) Index to the MSCI ACWI ex-US (USD) Index. The Average Annual Total Return table on page 67 of the Prospectus shall be replaced in its entirety as follows:

AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.19
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class A	3.16.05
Load Adjusted Return before taxes		23.17%	5.47%	6.04%	6.62%
Class C	3.16.05
Load Adjusted Return before taxes		27.39%	5.70%	5.76%	6.17%
Class I	3.16.05
Return before taxes		29.69%	6.76%	6.82%	7.24%
Return after taxes on distributions*		29.69%	6.08%	6.21%	6.80%
Return after taxes on distributions and sale of Fund shares*		17.57%	5.30%	5.50%	6.05%
Class R6	9.17.18
Load Adjusted Return before taxes		29.73%	N/A	N/A	6.29%
MSCI EAFE Growth Index		28.43%	8.13%	7.34%	6.15%
MSCI ACWI ex-US Index		22.13%	6.01%	5.45%	5.58%

* Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

The MSCI ACWI ex US Index is designed to measure the equity market performance of companies outside of the United States in developed and emerging markets. The MSCI ACWI ex US Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.

Effective March 31, 2020, the Calamos Global Equity Fund’s secondary benchmark index will change from the MSCI ACWI Growth (USD) Index to the MSCI ACWI (USD) Index. The Average Annual Total Return table and the description of the index on page 77 of the Prospectus shall be replaced in its entirety as follows:

AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.19
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class A	3.1.07
Load Adjusted Return before taxes		22.97%	7.75%	8.80%	7.13%
Class C	3.1.07
Load Adjusted Return before taxes		27.17%	7.97%	8.52%	6.74%
Class I	3.1.07
Return before taxes		29.41%	9.07%	9.61%	7.82%
Return after taxes on distributions*		27.34%	6.78%	7.86%	6.36%
Return after taxes on distributions and sale of Fund shares*		19.00%	6.85%	7.58%	6.14%
MSCI World Index		28.40%	9.36%	10.08%	6.46%
MSCI ACWI Index		27.30%	9.00%	9.37%	6.21%

*	Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

The MSCI ACWI (USD) Index is designed to measure the equity market performance of companies in developed and emerging markets. The MSCI ACWI (USD) Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.

Calamos International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

CALAMOS® FAMILY OF FUNDS

Supplement dated April 1, 2020 to the

CALAMOS® FAMILY OF FUNDS Prospectus and the Statement of Additional Information, each dated February 28, 2020

Effective March 31, 2020, the Calamos International Growth Fund’s secondary benchmark index will change from the MSCI ACWI ex-US Growth (USD) Index to the MSCI ACWI ex-US (USD) Index. The Average Annual Total Return table on page 67 of the Prospectus shall be replaced in its entirety as follows:

AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.19
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class A	3.16.05
Load Adjusted Return before taxes		23.17%	5.47%	6.04%	6.62%
Class C	3.16.05
Load Adjusted Return before taxes		27.39%	5.70%	5.76%	6.17%
Class I	3.16.05
Return before taxes		29.69%	6.76%	6.82%	7.24%
Return after taxes on distributions*		29.69%	6.08%	6.21%	6.80%
Return after taxes on distributions and sale of Fund shares*		17.57%	5.30%	5.50%	6.05%
Class R6	9.17.18
Load Adjusted Return before taxes		29.73%	N/A	N/A	6.29%
MSCI EAFE Growth Index		28.43%	8.13%	7.34%	6.15%
MSCI ACWI ex-US Index		22.13%	6.01%	5.45%	5.58%

* Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

The MSCI ACWI ex US Index is designed to measure the equity market performance of companies outside of the United States in developed and emerging markets. The MSCI ACWI ex US Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The MSCI ACWI ex US Index is designed to measure the equity market performance of companies outside of the United States in developed and emerging markets. The MSCI ACWI ex US Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The MSCI ACWI ex US Index is designed to measure the equity market performance of companies outside of the United States in developed and emerging markets. The MSCI ACWI ex US Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.19
Calamos International Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	23.17%
FIVE YEAR	rr_AverageAnnualReturnYear05	5.47%
TEN YEAR	rr_AverageAnnualReturnYear10	6.04%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.62%
INCEPTION DATE OF CLASS	rr_AverageAnnualReturnInceptionDate	Mar. 16, 2005
Calamos International Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	27.39%
FIVE YEAR	rr_AverageAnnualReturnYear05	5.70%
TEN YEAR	rr_AverageAnnualReturnYear10	5.76%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.17%
INCEPTION DATE OF CLASS	rr_AverageAnnualReturnInceptionDate	Mar. 16, 2005
Calamos International Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	29.69%
FIVE YEAR	rr_AverageAnnualReturnYear05	6.76%
TEN YEAR	rr_AverageAnnualReturnYear10	6.82%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.24%
INCEPTION DATE OF CLASS	rr_AverageAnnualReturnInceptionDate	Mar. 16, 2005
Calamos International Growth Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	29.73%
FIVE YEAR	rr_AverageAnnualReturnYear05
TEN YEAR	rr_AverageAnnualReturnYear10
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.29%
INCEPTION DATE OF CLASS	rr_AverageAnnualReturnInceptionDate	Sep. 17, 2018
Calamos International Growth Fund | Return after taxes on distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	29.69%	[1]
FIVE YEAR	rr_AverageAnnualReturnYear05	6.08%	[1]
TEN YEAR	rr_AverageAnnualReturnYear10	6.21%	[1]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.80%	[1]
INCEPTION DATE OF CLASS	rr_AverageAnnualReturnInceptionDate	Mar. 16, 2005	[1]
Calamos International Growth Fund | Return after taxes on distributions and sale of Fund shares | Class I
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	17.57%	[1]
FIVE YEAR	rr_AverageAnnualReturnYear05	5.30%	[1]
TEN YEAR	rr_AverageAnnualReturnYear10	5.50%	[1]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.05%	[1]
INCEPTION DATE OF CLASS	rr_AverageAnnualReturnInceptionDate	Mar. 16, 2005	[1]
Calamos International Growth Fund | MSCI EAFE Growth Index
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	28.43%
FIVE YEAR	rr_AverageAnnualReturnYear05	8.13%
TEN YEAR	rr_AverageAnnualReturnYear10	7.34%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.15%
Calamos International Growth Fund | MSCI ACWI ex-US Index
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	22.13%
FIVE YEAR	rr_AverageAnnualReturnYear05	6.01%
TEN YEAR	rr_AverageAnnualReturnYear10	5.45%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.58%
CALAMOS GLOBAL EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

CALAMOS® FAMILY OF FUNDS

Supplement dated April 1, 2020 to the

CALAMOS® FAMILY OF FUNDS Prospectus and the Statement of Additional Information, each dated February 28, 2020

Effective March 31, 2020, the Calamos Global Equity Fund’s secondary benchmark index will change from the MSCI ACWI Growth (USD) Index to the MSCI ACWI (USD) Index. The Average Annual Total Return table and the description of the index on page 77 of the Prospectus shall be replaced in its entirety as follows:

AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.19
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class A	3.1.07
Load Adjusted Return before taxes		22.97%	7.75%	8.80%	7.13%
Class C	3.1.07
Load Adjusted Return before taxes		27.17%	7.97%	8.52%	6.74%
Class I	3.1.07
Return before taxes		29.41%	9.07%	9.61%	7.82%
Return after taxes on distributions*		27.34%	6.78%	7.86%	6.36%
Return after taxes on distributions and sale of Fund shares*		19.00%	6.85%	7.58%	6.14%
MSCI World Index		28.40%	9.36%	10.08%	6.46%
MSCI ACWI Index		27.30%	9.00%	9.37%	6.21%

*	Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.

The MSCI ACWI (USD) Index is designed to measure the equity market performance of companies in developed and emerging markets. The MSCI ACWI (USD) Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The MSCI ACWI (USD) Index is designed to measure the equity market performance of companies in developed and emerging markets. The MSCI ACWI (USD) Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The MSCI ACWI (USD) Index is designed to measure the equity market performance of companies in developed and emerging markets. The MSCI ACWI (USD) Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS — FOR THE PERIODS ENDED 12.31.19
CALAMOS GLOBAL EQUITY FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	22.97%
FIVE YEAR	rr_AverageAnnualReturnYear05	7.75%
TEN YEAR	rr_AverageAnnualReturnYear10	8.80%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.13%
INCEPTION DATE OF CLASS	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
CALAMOS GLOBAL EQUITY FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	27.17%
FIVE YEAR	rr_AverageAnnualReturnYear05	7.97%
TEN YEAR	rr_AverageAnnualReturnYear10	8.52%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.74%
INCEPTION DATE OF CLASS	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
CALAMOS GLOBAL EQUITY FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	29.41%
FIVE YEAR	rr_AverageAnnualReturnYear05	9.07%
TEN YEAR	rr_AverageAnnualReturnYear10	9.61%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.82%
INCEPTION DATE OF CLASS	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
CALAMOS GLOBAL EQUITY FUND | Return after taxes on distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	27.34%	[1]
FIVE YEAR	rr_AverageAnnualReturnYear05	6.78%	[1]
TEN YEAR	rr_AverageAnnualReturnYear10	7.86%	[1]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.36%	[1]
INCEPTION DATE OF CLASS	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007	[1]
CALAMOS GLOBAL EQUITY FUND | Return after taxes on distributions and sale of Fund shares | Class I
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	19.00%	[1]
FIVE YEAR	rr_AverageAnnualReturnYear05	6.85%	[1]
TEN YEAR	rr_AverageAnnualReturnYear10	7.58%	[1]
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.14%	[1]
INCEPTION DATE OF CLASS	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007	[1]
CALAMOS GLOBAL EQUITY FUND | MSCI World Index
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	28.40%
FIVE YEAR	rr_AverageAnnualReturnYear05	9.36%
TEN YEAR	rr_AverageAnnualReturnYear10	10.08%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.46%
CALAMOS GLOBAL EQUITY FUND | MSCI ACWI Index
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	27.30%
FIVE YEAR	rr_AverageAnnualReturnYear05	9.00%
TEN YEAR	rr_AverageAnnualReturnYear10	9.37%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.21%

[1]	Returns after taxes for Class I are provided because Class I shares represent the largest percentage of assets in the Calamos Family of Funds.